UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21034

SANFORD C. BERNSTEIN FUND II, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2014

Date of reporting period: June 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund II, Inc. - Intermediate Duration Institutional Portfolio

Portfolio of Investments

June 30, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADES - 24.0%
Industrial - 13.2%
Basic - 2.2%
Barrick North America Finance LLC
4.40%, 5/30/21	U.S.$	778	$814,001
Basell Finance Co. BV
8.10%, 3/15/27 (a)		805	1,081,453
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21		10	10,281
Cia Minera Milpo SAA
4.625%, 3/28/23 (a)		1,126	1,114,969
Dow Chemical Co. (The)
3.00%, 11/15/22		15	14,753
4.125%, 11/15/21		10	10,732
4.375%, 11/15/42		814	777,071
7.375%, 11/01/29		170	226,485
8.55%, 5/15/19		699	898,403
Gerdau Trade, Inc.
4.75%, 4/15/23 (a)(b)		2,000	1,980,120
5.75%, 1/30/21 (a)		114	121,695
Glencore Funding LLC
4.125%, 5/30/23 (a)		627	629,722
International Paper Co.
3.65%, 6/15/24		357	357,843
4.75%, 2/15/22		1,165	1,284,607
LYB International Finance BV
4.00%, 7/15/23		20	20,996
LyondellBasell Industries NV
5.75%, 4/15/24		1,481	1,747,419
Minsur SA
6.25%, 2/07/24 (a)		1,290	1,399,502
Rio Tinto Finance USA PLC
2.875%, 8/21/22		967	944,221
3.50%, 3/22/22		352	361,199
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		1,043	969,348
Vale SA
5.625%, 9/11/42		186	182,224
Yamana Gold, Inc.
4.95%, 7/15/24 (a)		1,190	1,197,824

			16,144,868

Capital Goods - 0.9%
Embraer SA
5.15%, 6/15/22		767	826,443
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)		1,056	1,051,248
Owens Corning
6.50%, 12/01/16 (c)		1,711	1,908,200
Republic Services, Inc.
3.80%, 5/15/18		16	17,141
5.25%, 11/15/21		1,003	1,142,880
5.50%, 9/15/19		1,303	1,495,310

			6,441,222

	Principal Amount (000)		U.S. $ Value
Communications - Media - 0.9%
21st Century Fox America, Inc.
3.00%, 9/15/22	U.S.$	65	$63,993
4.50%, 2/15/21		55	60,328
6.15%, 3/01/37-2/15/41		1,388	1,681,889
6.55%, 3/15/33		785	977,834
CBS Corp.
5.75%, 4/15/20		10	11,591
8.875%, 5/15/19		39	50,560
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		15	21,802
Comcast Corp.
5.15%, 3/01/20		15	17,189
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)(d)		1,155	1,206,975
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		20	25,311
TCI Communications, Inc.
7.875%, 2/15/26		130	181,980
Time Warner Cable, Inc.
4.00%, 9/01/21		25	26,706
4.125%, 2/15/21		1,770	1,911,154
5.00%, 2/01/20		10	11,206

			6,248,518

Communications - Telecommunications - 1.9%
American Tower Corp.
4.70%, 3/15/22		30	32,261
5.05%, 9/01/20		2,230	2,484,813
AT&T Corp.
8.00%, 11/15/31 (c)		5	7,342
AT&T, Inc.
3.00%, 2/15/22		25	24,888
4.30%, 12/15/42		567	536,731
4.45%, 5/15/21		15	16,471
5.35%, 9/01/40		537	584,106
BellSouth Telecommunications LLC
7.00%, 10/01/25		135	165,643
British Telecommunications PLC
9.625%, 12/15/30		41	65,303
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)		1,262	1,320,049
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.50%, 3/01/16		5	5,217
3.80%, 3/15/22		684	706,309
4.45%, 4/01/24		864	916,120
4.60%, 2/15/21		10	10,918
5.00%, 3/01/21		15	16,745
5.20%, 3/15/20		255	287,259
New Cingular Wireless Services, Inc.
8.75%, 3/01/31		20	29,797
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	256	249,652
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	1,110	1,260,371

	Principal Amount (000)		U.S. $ Value
Verizon Communications, Inc.
4.60%, 4/01/21	U.S.$	225	$248,183
5.15%, 9/15/23		1,532	1,714,450
6.55%, 9/15/43		2,437	3,066,821
Vodafone Group PLC
4.375%, 3/16/21		15	16,323

			13,765,772

Consumer Cyclical - Automotive - 0.7%
Ford Motor Credit Co. LLC
5.00%, 5/15/18		1,984	2,207,103
5.875%, 8/02/21		930	1,091,879
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)		1,821	1,863,726

			5,162,708

Consumer Cyclical - Entertainment - 0.4%
Time Warner, Inc.
3.40%, 6/15/22		63	63,851
4.70%, 1/15/21		1,155	1,278,930
7.625%, 4/15/31		170	233,582
Viacom, Inc.
3.875%, 4/01/24		600	609,718
5.625%, 9/15/19		510	588,096
6.25%, 4/30/16		5	5,491

			2,779,668

Consumer Cyclical - Other - 0.0%
Wyndham Worldwide Corp.
2.50%, 3/01/18		35	35,534

Consumer Cyclical - Retailers - 0.1%
Dollar General Corp.
4.125%, 7/15/17		473	506,311
Gap, Inc. (The)
5.95%, 4/12/21		25	28,932
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		24	25,052

			560,295

Consumer Non - Cyclical - 0.9%
Actavis Funding SCS
3.85%, 6/15/24 (a)		468	473,079
Ahold Finance USA LLC
6.875%, 5/01/29		20	25,182
Altria Group, Inc.
4.75%, 5/05/21		45	49,635
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		1,108	1,154,065
8.50%, 6/15/19		19	23,876
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (a)		1,115	1,112,792
Kimberly-Clark Corp.
3.875%, 3/01/21		35	37,766
Kroger Co. (The)
3.40%, 4/15/22		1,934	1,960,215

	Principal Amount (000)		U.S. $ Value
Pfizer, Inc.
5.35%, 3/15/15	U.S.$	6	$6,206
Reynolds American, Inc.
3.25%, 11/01/22		1,320	1,273,486
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		647	676,601
Tyson Foods, Inc.
4.50%, 6/15/22		11	11,536

			6,804,439

Energy - 3.6%
Anadarko Petroleum Corp.
6.375%, 9/15/17		5	5,757
ConocoPhillips
4.60%, 1/15/15		6	6,134
6.00%, 1/15/20		25	29,744
ConocoPhillips Holding Co.
6.95%, 4/15/29		50	68,469
DCP Midstream LLC
5.35%, 3/15/20 (a)		563	623,149
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		608	613,641
Encana Corp.
3.90%, 11/15/21		765	808,315
Energy Transfer Partners LP
4.65%, 6/01/21		25	26,930
6.125%, 2/15/17		140	155,974
6.625%, 10/15/36		120	142,579
6.70%, 7/01/18		744	871,141
7.50%, 7/01/38		1,698	2,207,553
Enterprise Products Operating LLC
3.35%, 3/15/23		30	30,052
5.20%, 9/01/20		536	611,938
Hess Corp.
7.875%, 10/01/29		149	205,319
Kinder Morgan Energy Partners LP
2.65%, 2/01/19		22	22,266
3.95%, 9/01/22		3,214	3,287,270
4.15%, 3/01/22		692	718,856
6.85%, 2/15/20		26	31,200
Marathon Petroleum Corp.
5.125%, 3/01/21		9	10,204
Nabors Industries, Inc.
4.625%, 9/15/21		12	12,998
5.10%, 9/15/23		1,140	1,244,661
Nisource Finance Corp.
6.80%, 1/15/19		25	29,814
Noble Energy, Inc.
4.15%, 12/15/21		10	10,751
8.25%, 3/01/19		2,331	2,938,615
Noble Holding International Ltd.
3.95%, 3/15/22		1,030	1,054,988
4.90%, 8/01/20		203	223,936
Phillips 66
4.30%, 4/01/22		4	4,329
Reliance Holding USA, Inc.
5.40%, 2/14/22 (a)		1,471	1,582,884

	Principal Amount (000)		U.S. $ Value
Rio Oil Finance Trust
Series 2014-1
6.25%, 7/06/24 (a)	U.S.$	886	$928,085
Sunoco Logistics Partners Operations LP
5.30%, 4/01/44		895	941,681
TransCanada PipeLines Ltd.
3.80%, 10/01/20		10	10,766
6.35%, 5/15/67		1,365	1,421,306
Transocean, Inc.
6.375%, 12/15/21		6	6,941
6.50%, 11/15/20		1,645	1,902,540
Valero Energy Corp.
6.125%, 2/01/20		15	17,726
Weatherford International Ltd./Bermuda
9.625%, 3/01/19		580	761,131
Williams Partners LP
4.00%, 11/15/21		30	31,370
5.25%, 3/15/20		1,859	2,096,956

			25,697,969

Services - 0.1%
Omnicom Group, Inc.
3.625%, 5/01/22		848	872,398

Technology - 0.8%
Agilent Technologies, Inc.
5.00%, 7/15/20		4	4,390
Baidu, Inc.
2.25%, 11/28/17		208	210,338
2.75%, 6/09/19		207	207,806
3.25%, 8/06/18		1,079	1,114,785
Hewlett-Packard Co.
2.75%, 1/14/19		8	8,203
3.75%, 12/01/20		14	14,634
4.65%, 12/09/21		911	993,912
HP Enterprise Services LLC
7.45%, 10/15/29		25	30,680
Intel Corp.
4.80%, 10/01/41		15	15,885
Motorola Solutions, Inc.
3.50%, 3/01/23		20	19,350
3.75%, 5/15/22		25	24,854
7.50%, 5/15/25		250	317,949
Oracle Corp.
5.25%, 1/15/16		53	56,784
Seagate HDD Cayman
4.75%, 1/01/25 (a)		657	652,073
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		21	21,828
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		1,132	1,157,324
Total System Services, Inc.
2.375%, 6/01/18		685	685,384
3.75%, 6/01/23		8	7,789

			5,543,968

	Principal Amount (000)		U.S. $ Value
Transportation - Airlines - 0.3%
Southwest Airlines Co.
5.25%, 10/01/14	U.S.$	1,235	$1,248,055
5.75%, 12/15/16		910	1,005,241

			2,253,296

Transportation - Railroads - 0.0%
CSX Corp.
4.75%, 5/30/42		20	20,961

Transportation - Services - 0.4%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)		865	882,789
5.00%, 4/07/18 (a)		844	919,009
Ryder System, Inc.
5.85%, 11/01/16		707	778,629
7.20%, 9/01/15		5	5,365

			2,585,792

			94,917,408

Financial Institutions - 9.9%
Banking - 5.8%
American Express Co.
2.65%, 12/02/22		11	10,727
Bank of America Corp.
2.60%, 1/15/19		1,810	1,831,291
3.30%, 1/11/23		379	373,564
3.875%, 3/22/17		20	21,332
4.00%, 4/01/24		29	29,595
4.875%, 4/01/44		1,141	1,177,438
5.00%, 5/13/21		10	11,162
5.625%, 7/01/20		120	138,052
5.875%, 1/05/21		20	23,399
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	1,275	2,175,576
6.86%, 6/15/32 (a)(d)	U.S.$	226	255,380
Bear Stearns Cos. LLC (The)
5.30%, 10/30/15		80	84,800
BNP Paribas SA
5.186%, 6/29/15 (a)(d)		512	521,600
BPCE SA
5.70%, 10/22/23 (a)		1,320	1,453,465
Capital One Financial Corp.
4.75%, 7/15/21		20	22,250
Citigroup, Inc.
3.375%, 3/01/23		45	44,828
3.875%, 10/25/23		35	35,849
Compass Bank
5.50%, 4/01/20		1,374	1,496,046
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		443	450,366
Countrywide Financial Corp.
6.25%, 5/15/16		1,040	1,134,868

	Principal Amount (000)		U.S. $ Value
Credit Suisse AG
6.50%, 8/08/23 (a)	U.S.$	1,624	$1,842,651
Danske Bank A/S
5.684%, 2/15/17 (d)	GBP	614	1,105,966
Goldman Sachs Group, Inc. (The)
4.00%, 3/03/24	U.S.$	1,785	1,817,057
5.35%, 1/15/16		230	245,387
5.75%, 1/24/22		60	69,431
Series D
6.00%, 6/15/20		2,360	2,750,828
Series G
7.50%, 2/15/19		20	24,407
HSBC Holdings PLC
5.10%, 4/05/21		15	17,044
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)		1,201	1,215,190
JPMorgan Chase & Co.
3.625%, 5/13/24		1,869	1,876,493
4.35%, 8/15/21		10	10,828
4.40%, 7/22/20		15	16,390
4.625%, 5/10/21		60	66,135
4.75%, 3/01/15		6	6,172
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)		514	560,157
Macquarie Group Ltd.
4.875%, 8/10/17 (a)		1,075	1,172,744
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (a)		1,806	1,903,584
Morgan Stanley
3.75%, 2/25/23		10	10,173
5.625%, 9/23/19		998	1,147,909
7.25%, 4/01/32		35	46,935
Series F
3.875%, 4/29/24		1,288	1,303,611
Series G
5.50%, 7/24/20-7/28/21		1,946	2,236,824
6.625%, 4/01/18		25	29,224
Murray Street Investment Trust I
4.647%, 3/09/17		274	296,134
National Capital Trust II Delaware
5.486%, 3/23/15 (a)(d)		655	668,100
Nationwide Building Society
6.25%, 2/25/20 (a)		1,490	1,759,310
PNC Funding Corp.
5.125%, 2/08/20		40	45,691
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(d)		745	782,250
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		682	799,645
Skandinaviska Enskilda Banken AB
5.471%, 3/23/15 (a)(d)		343	348,145
Standard Chartered PLC
4.00%, 7/12/22 (a)		2,175	2,248,798
Turkiye Garanti Bankasi AS
4.75%, 10/17/19 (a)		539	546,385

	Principal Amount (000)		U.S. $ Value
UBS AG/Stamford CT
7.625%, 8/17/22	U.S.$	1,334	$1,606,232
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		1,042	1,148,454
Wells Fargo Bank NA
5.60%, 3/15/16		150	162,313
Series BKN1
6.18%, 2/15/36		629	761,272

			41,939,457

Brokerage - 0.0%
Nomura Holdings, Inc.
2.00%, 9/13/16		28	28,457

Finance - 0.1%
General Electric Capital Corp.
2.95%, 5/09/16		22	22,937
4.65%, 10/17/21		8	8,896
5.875%, 1/14/38		43	52,168
Series G
5.625%, 5/01/18		115	131,771
HSBC Finance Corp.
6.676%, 1/15/21		101	120,786

			336,558

Insurance - 2.5%
Allied World Assurance Co., Holdings Ltd.
7.50%, 8/01/16		790	888,037
American International Group, Inc.
3.80%, 3/22/17		215	229,751
4.875%, 6/01/22		1,615	1,798,404
6.40%, 12/15/20		785	947,688
Coventry Health Care, Inc.
5.95%, 3/15/17		555	624,005
6.125%, 1/15/15		205	211,093
6.30%, 8/15/14		1,680	1,692,010
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)		884	1,226,214
Hartford Financial Services Group, Inc. (The)
4.00%, 3/30/15		510	523,599
5.125%, 4/15/22		1,100	1,250,824
5.50%, 3/30/20		522	597,336
6.10%, 10/01/41		130	161,636
Humana, Inc.
6.45%, 6/01/16		250	275,363
7.20%, 6/15/18		5	5,939
Lincoln National Corp.
8.75%, 7/01/19		687	890,733
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		970	1,205,225
MetLife, Inc.
4.75%, 2/08/21		350	391,156
6.75%, 6/01/16		25	27,782
7.717%, 2/15/19		531	660,586
10.75%, 8/01/39		10	15,888

	Principal Amount (000)		U.S. $ Value
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	U.S.$	890	$1,385,164
Prudential Financial, Inc.
4.50%, 11/15/20		19	20,942
5.625%, 6/15/43		895	957,364
XLIT Ltd.
5.25%, 9/15/14		1,590	1,605,684
6.25%, 5/15/27		175	208,615

			17,801,038

Other Finance - 0.3%
ORIX Corp.
4.71%, 4/27/15		1,874	1,932,113

REITS - 1.2%
ERP Operating LP
5.25%, 9/15/14		210	211,965
HCP, Inc.
5.375%, 2/01/21		3,020	3,435,111
6.00%, 1/30/17		15	16,792
Health Care REIT, Inc.
5.25%, 1/15/22		3,010	3,376,028
6.20%, 6/01/16		30	32,917
Healthcare Realty Trust, Inc.
6.50%, 1/17/17		10	11,243
Trust F/1401
5.25%, 12/15/24 (a)		1,410	1,480,500

			8,564,556

			70,602,179

Utility - 0.6%
Electric - 0.3%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		20	24,797
CMS Energy Corp.
5.05%, 3/15/22		345	392,121
Constellation Energy Group, Inc.
5.15%, 12/01/20		563	634,545
Duke Energy Carolinas LLC
3.90%, 6/15/21		42	45,601
Pacific Gas & Electric Co.
4.50%, 12/15/41		10	10,239
6.05%, 3/01/34		10	12,367
TECO Finance, Inc.
4.00%, 3/15/16		560	589,416
5.15%, 3/15/20		690	779,365
Wisconsin Electric Power Co.
4.25%, 12/15/19		23	25,398

			2,513,849

Natural Gas - 0.3%
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		1,775	1,835,634

			4,349,483

	Principal Amount (000)		U.S. $ Value
Non Corporate Sectors - 0.3%
Agencies - Not Government Guaranteed - 0.3%
CNOOC Finance 2013 Ltd.
3.00%, 5/09/23	U.S.$	1,870	$1,765,686
OCP SA
5.625%, 4/25/24 (a)		485	508,644
Petrobras International Finance Co.
5.75%, 1/20/20		20	21,376

			2,295,706

Total Corporates - Investment Grades (cost $159,534,692)			172,164,776

MORTGAGE PASS-THROUGHS - 20.9%
Agency Fixed Rate 30-Year - 19.9%
Federal Home Loan Mortgage Corp. Gold
4.00%, 7/01/44, TBA		2,730	2,892,094
4.50%, 10/01/39-2/01/41		9,200	9,962,881
Series 2005
5.50%, 1/01/35		48	54,323
Series 2007
5.50%, 7/01/35		791	887,902
Federal National Mortgage Association
3.00%, 12/01/42-11/01/43		10,392	10,277,852
3.50%, 7/01/44, TBA		38,150	39,270,656
4.00%, 4/01/44		7,056	7,532,418
4.00%, 7/01/44, TBA		38,800	41,176,500
4.50%, 4/01/44		9,606	10,427,136
5.00%, 7/25/44, TBA		6,255	6,945,982
Series 2003
5.50%, 4/01/33-7/01/33		2,230	2,508,173
Series 2004
5.50%, 2/01/34-11/01/34		1,994	2,242,859
Series 2005
4.50%, 8/01/35		35	38,255
5.50%, 2/01/35		2,167	2,435,562
Series 2006
5.50%, 4/01/36		470	526,003
Series 2007
4.50%, 9/01/35		1,796	1,951,385
5.50%, 5/01/36-8/01/37		190	213,814
Series 2008
5.50%, 8/01/37		3	3,232
Series 2014
4.50%, 2/01/44		2,961	3,213,424

			142,560,451

Agency Fixed Rate 15-Year - 1.0%
Federal National Mortgage Association
2.50%, 7/01/29, TBA		7,220	7,333,940

Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
Series 2006
2.686%, 12/01/36 (c)		2	1,623
Series 2007
2.795%, 3/01/37 (c)		2	2,461

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association
Series 2007
2.085%, 2/01/37 (c)	U.S.$	4	$4,758
2.421%, 3/01/37 (e)		6	6,034

			14,876

Total Mortgage Pass-Throughs (cost $147,096,509)			149,909,267

ASSET-BACKED SECURITIES - 15.7%
Autos - Fixed Rate - 9.8%
Ally Master Owner Trust
Series 2012-4, Class A
1.72%, 7/15/19		2,525	2,545,776
Series 2014-1, Class A2
1.29%, 1/15/19		2,433	2,438,658
AmeriCredit Automobile Receivables Trust
Series 2012-3, Class A3
0.96%, 1/09/17		2,516	2,520,664
Series 2013-1, Class A2
0.49%, 6/08/16		516	515,842
Series 2013-3, Class A3
0.92%, 4/09/18		3,380	3,382,797
Series 2013-4, Class A3
0.96%, 4/09/18		1,205	1,207,454
Series 2013-5, Class A2A
0.65%, 3/08/17		613	613,493
ARI Fleet Lease Trust
Series 2013-A, Class A2
0.70%, 12/15/15 (a)		1,621	1,621,972
Series 2014-A, Class A2
0.81%, 11/15/22 (a)		782	781,424
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		2,535	2,618,927
Series 2014-1A, Class A
2.46%, 7/20/20 (a)		1,831	1,843,163
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		1,825	1,834,309
California Republic Auto Receivables Trust 2014-2
Series 2014-2, Class A4
1.57%, 12/16/19		1,080	1,081,355
Capital Auto Receivables Asset Trust
Series 2013-1, Class A2
0.62%, 7/20/16		1,916	1,915,974
Series 2013-3, Class A2
1.04%, 11/21/16		2,500	2,512,113
Series 2014-1, Class B
2.22%, 1/22/19		360	363,937
CarMax Auto Owner Trust
Series 2012-1, Class A3
0.89%, 9/15/16		766	768,102

	Principal Amount (000)		U.S. $ Value
CPS Auto Receivables
Series 2013-B, Class A
1.82%, 9/15/20 (a)	U.S.$	1,145	$ 1,149,466
CPS Auto Receivables Trust
Series 2014-B, Class A
1.11%, 11/15/18 (a)		1,174	1,171,088
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (a)		656	656,514
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 6/15/17 (a)		716	717,394
Series 2013-1A, Class A
1.29%, 10/16/17 (a)		622	623,265
Series 2014-1A, Class A
1.29%, 5/15/18 (a)		775	776,615
Series 2014-2A, Class A
1.06%, 8/15/18 (a)		720	718,805
Fifth Third Auto Trust
Series 2013-A, Class A3
0.61%, 9/15/17		1,943	1,944,857
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (a)		588	588,525
Ford Auto Securitization Trust
Series 2013-R1A, Class A2
1.676%, 9/15/16 (a)	CAD	1,314	1,233,958
Series 2013-R4A, Class A1
1.487%, 8/15/15 (a)		344	322,285
Series 2014-R2A, Class A1
1.353%, 3/15/16 (a)		1,336	1,252,357
Ford Credit Auto Owner Trust
Series 2012-B, Class A4
1.00%, 9/15/17	U.S.$	1,865	1,876,395
Series 2012-D, Class B
1.01%, 5/15/18		860	857,332
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A1
0.74%, 9/15/16		3,432	3,434,250
Series 2014-1, Class A1
1.20%, 2/15/19		1,713	1,713,831
GM Financial Automobile Leasing Trust
Series 2014-1A, Class A2
0.61%, 7/20/16 (a)		1,450	1,449,748
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19		1,455	1,457,353
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (a)		1,665	1,667,577
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		3,745	3,742,431
M&T Bank Auto Receivables Trust
Series 2013-1A, Class A3
1.06%, 11/15/17, TBA (a)		1,875	1,880,294

	Principal Amount (000)		U.S. $ Value
Mercedes-Benz Auto Lease Trust
Series 2013-A, Class A3
0.59%, 2/15/16	U.S.$	1,686	$1,687,996
Series 2014-A, Class A2A
0.48%, 6/15/16		2,061	2,061,045
Santander Drive Auto Receivables Trust
Series 2013-3, Class C
1.81%, 4/15/19		2,404	2,422,830
Series 2013-4, Class A3
1.11%, 12/15/17		2,650	2,661,837
Series 2013-5, Class A2A
0.64%, 4/17/17		690	690,205
Series 2014-2, Class A3
0.80%, 4/16/18		1,815	1,816,474
SMART Trust/Australia
Series 2012-4US, Class A2A
0.67%, 6/14/15		208	207,931
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18		1,347	1,347,715

			70,696,333

Autos - Floating Rate - 1.8%
Ally Master Owner Trust
Series 2014-2, Class A
0.522%, 1/16/18 (c)		161	161,637
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.552%, 9/15/17 (a) (c)		3,257	3,266,552
Ford Credit Floorplan Master Owner Trust
Series 2010-3, Class A2
1.852%, 2/15/17 (a) (c)		3,630	3,665,280
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.643%, 6/20/17 (c)		4,370	4,381,087
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.704%, 12/10/27 (a) (c)		1,675	1,679,349

			13,153,905

Credit Cards - Fixed Rate - 1.3%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20		794	793,984
Cabela’s Master Credit Card Trust
Series 2013-1A, Class A
2.71%, 2/17/26 (a)		2,485	2,413,560
Chase Issuance Trust
Series 2013-A1, Class A1
1.30%, 2/18/20		1,020	1,012,589
Series 2014-A2, Class A2
2.77%, 3/15/23		1,550	1,568,301
Discover Card Master Trust
Series 2012-A3, Class A3
0.86%, 11/15/17		1,908	1,915,987

	Principal Amount (000)		U.S. $ Value
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21	U.S.$	1,815	$1,833,713

			9,538,134

Credit Cards - Floating Rate - 1.1%
Barclays Dryrock Issuance Trust
Series 2014-1, Class A
0.512%, 12/16/19 (c)		2,297	2,305,880
Series 2014-2, Class A
0.491%, 3/16/20 (c)		1,880	1,880,036
Cabela’s Master Credit Card Trust
Series 2014-1, Class A
0.502%, 3/16/20 (c)		720	720,399
First National Master Note Trust
Series 2013-2, Class A
0.682%, 10/15/19 (c)		1,523	1,531,030
World Financial Network Credit Card Master Trust
Series 2014-A, Class A
0.532%, 12/15/19 (c)		1,570	1,572,857

			8,010,202

Other ABS - Fixed Rate - 1.1%
CIT Equipment Collateral
Series 2012-VT1, Class A3
1.10%, 8/22/16 (a)		305	305,401
Series 2013-VT1, Class A3
1.13%, 7/20/20 (a)		1,764	1,775,593
CNH Capital Canada Receivables Trust
Series 2014-1A, Class A1
1.388%, 3/15/17 (a)	CAD	845	791,795
CNH Equipment Trust
Series 2012-A, Class A3
0.94%, 5/15/17	U.S.$	760	761,507
Series 2013-C, Class A2
0.63%, 1/17/17		1,318	1,319,303
Series 2013-D, Class A2
0.49%, 3/15/17		1,744	1,745,030
Series 2014-B, Class A4
1.61%, 5/17/21		1,119	1,118,923
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15		70	70,282

			7,887,834

Home Equity Loans - Floating Rate - 0.3%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.277%, 12/25/32 (c)		280	268,828
GSAA Trust
Series 2006-5, Class 2A3
0.422%, 3/25/36 (c)		1,951	1,370,698

	Principal Amount (000)		U.S. $ Value
Wells Fargo Home Equity Trust
Series 2004-1, Class 1A
0.452%, 4/25/34 (c)	U.S.$	132	$126,525

			1,766,051

Autos-Fixed Rate ABS - 0.2%
Santander Drive Auto Receivables Trust
Series 2012-3, Class D
3.64%, 5/15/18		1,310	1,367,958

Home Equity Loans - Fixed Rate - 0.1%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.86%, 1/25/33		266	271,356
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		178	177,005

			448,361

Total Asset-Backed Securities (cost $112,652,617)			112,868,778

GOVERNMENTS - TREASURIES - 12.1%
Brazil - 0.5%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17	BRL	7,977	3,491,926

United States - 11.6%
U.S. Treasury Bonds
2.75%, 8/15/42	U.S.$	125	111,797
2.875%, 5/15/43		85	77,669
3.00%, 5/15/42		120	113,175
3.125%, 2/15/43		130	125,145
3.625%, 8/15/43-2/15/44		7,814	8,250,692
3.75%, 11/15/43		5,640	6,091,200
4.50%, 2/15/36		40	48,581
4.625%, 2/15/40		11,680	14,525,178
5.375%, 2/15/31		40	52,519
8.125%, 8/15/21		384	538,200
U.S. Treasury Notes
0.125%, 4/30/15		490	490,096
0.25%, 10/31/14		120	120,061
0.375%, 6/30/15		350	350,820
0.50%, 7/31/17		235	231,897
0.625%, 8/31/17-4/30/18		350	345,475
0.75%, 6/30/17-2/28/18		390	385,061
0.875%, 11/30/16-1/31/18		1,569	1,572,665
1.00%, 8/31/16-3/31/17		60	60,531
1.375%, 9/30/18		250	249,688
1.50%, 6/30/16-8/31/18		3,784	3,806,268
1.50%, 5/31/19 (b)		4,530	4,507,350
1.625%, 3/31/19-11/15/22		460	445,070
1.75%, 5/15/23		159	150,603
2.00%, 11/15/21-2/15/23		265	259,319
2.125%, 8/15/21		125	124,922
2.50%, 8/15/23-5/15/24		26,070	26,171,031

	Principal Amount (000)		U.S. $ Value
2.625%, 4/30/16	U.S.$	390	$405,950
2.75%, 11/15/23-2/15/24		13,254	13,559,012
3.75%, 11/15/18		328	360,334

			83,530,309

Total Governments - Treasuries (cost $82,937,242)			87,022,235

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.2%
Non-Agency Fixed Rate CMBS - 7.8%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51		3,036	3,388,676
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW12, Class A4
5.898%, 9/11/38		1,375	1,480,531
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/23 (a)		2,495	2,519,094
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.975%, 3/15/49		733	783,767
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.965%, 5/15/46		1,442	1,599,340
Commercial Mortgage Pass-Through Certificates
Series 2005-C6, Class A5A
5.116%, 6/10/44		1,519	1,570,561
Series 2007-GG9, Class A4
5.444%, 3/10/39		4,745	5,177,598
Series 2013-CR6, Class A2
2.122%, 3/10/46		120	121,804
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		1,144	1,115,783
Credit Suisse Commercial Mortgage Trust
Series 2006-C3, Class AJ
5.982%, 6/15/38		1,015	1,052,737
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C1, Class A4
5.014%, 2/15/38		3,576	3,603,753
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (a)		1,740	1,691,977
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		2,767	2,805,135
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		1,499	1,467,918
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		61	67,578

	Principal Amount (000)		U.S. $ Value
Series 2007-LDPX, Class A3
5.42%, 1/15/49	U.S.$	4,811	$5,254,766
Series 2008-C2, Class A1A
5.998%, 2/12/51		1,458	1,626,449
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)		1,835	1,877,118
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A4
4.742%, 2/15/30		24	24,198
Series 2006-C1, Class A4
5.156%, 2/15/31		45	47,336
Series 2007-C2, Class A3
5.43%, 2/15/40		33	36,057
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (a)		1,113	1,126,472
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43		1,635	1,773,554
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46		24	25,575
Series 2006-4, Class A1A
5.166%, 12/12/49		6,107	6,594,425
Series 2007-9, Class A4
5.70%, 9/12/49		315	349,935
Motel 6 Trust
Series 2012-MTL6, Class A2
1.948%, 10/05/25 (a)		2,019	2,021,294
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		1,075	1,077,776
Series 2012-C4, Class A5
2.85%, 12/10/45		2,137	2,098,325
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		2,247	2,270,573
Series 2014-C20, Class A2
3.036%, 5/15/47		1,128	1,172,560

			55,822,665

Non-Agency Floating Rate CMBS - 1.2%
Commercial Mortgage Pass Through Certificates
Series 2014-KYO, Class A
1.054%, 6/11/27 (a)(c)		1,316	1,316,495
Extended Stay America Trust
Series 2013-ESFL, Class A2FL
0.851%, 12/05/31 (a)(c)		1,345	1,344,312
GS Mortgage Securities Corp. II
Series 2013-KYO, Class A
1.001%, 11/08/29 (a)(c)		2,700	2,720,195

	Principal Amount (000)		U.S. $ Value
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.071%, 6/15/29 (a)(c)	U.S.$	1,760	$1,759,999
PFP III 2014-1 Ltd.
Series 2014-1, Class A
1.322%, 6/14/31 (a)(c)		1,522	1,525,629

			8,666,630

Non-Agency ARMs - 0.2%
Commercial Mortgage Trust
1.00%, 6/15/16 (c)		1,117	1,116,676

Agency CMBS - 0.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K010, Class A1
3.32%, 7/25/20		93	98,433
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K008, Class A2
3.531%, 6/25/20		78	83,258

			181,691

Total Commercial Mortgage-Backed Securities (cost $65,120,360)			65,787,662

AGENCIES - 4.8%
Agency Debentures - 4.8%
Federal Farm Credit Banks
0.18%, 9/29/14 (c)		155	155,032
0.181%, 2/13/15 (c)		360	360,180
Federal National Mortgage Association
6.25%, 5/15/29		8,136	10,926,274
6.625%, 11/15/30		5,640	8,009,584
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		16,998	14,896,843

Total Agencies (cost $30,630,354)			34,347,913

CORPORATES - NON-INVESTMENT GRADES - 3.1%
Financial Institutions - 1.6%
Banking - 1.4%
ABN AMRO Bank NV
4.31%, 3/10/16 (d)	EUR	570	796,111
Bank of America Corp.
Series U
5.20%, 6/01/23 (d)	U.S.$	930	890,475
Barclays Bank PLC
7.625%, 11/21/22		806	920,049
7.75%, 4/10/23		814	905,982
Citigroup, Inc.
5.95%, 1/30/23 (d)		1,490	1,504,900

	Principal Amount (000)		U.S. $ Value
Credit Agricole SA
7.875%, 1/23/24 (a)(d)	U.S.$	346	$379,735
Credit Suisse Group AG
7.50%, 12/11/23 (a)(d)		283	313,422
HBOS Capital Funding LP
4.939%, 5/23/16 (d)	EUR	1,828	2,483,056
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)(d)	U.S.$	496	548,576
Lloyds Banking Group PLC
7.50%, 6/27/24 (d)		786	836,304
Societe Generale SA
4.196%, 1/26/15 (d)	EUR	404	555,687
5.922%, 4/05/17 (a)(d)	U.S.$	225	240,188

			10,374,485

Finance - 0.2%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		955	1,101,801

			11,476,286

Industrial - 1.0%
Basic - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		645	704,663

Communications - Telecommunications - 0.5%
Sirius XM Radio, Inc.
4.625%, 5/15/23 (a)		923	883,773
Sprint Corp.
7.875%, 9/15/23 (a)		885	984,562
T-Mobile USA, Inc.
6.625%, 4/01/23		835	905,975
Telecom Italia Capital SA
7.175%, 6/18/19		945	1,092,656

			3,866,966

Consumer Cyclical - Automotive - 0.0%
Dana Holding Corp.
6.00%, 9/15/23		328	347,680

Consumer Cyclical - Other - 0.1%
MCE Finance Ltd.
5.00%, 2/15/21 (a)		418	422,180

Energy - 0.2%
Cimarex Energy Co.
4.375%, 6/01/24		527	536,881
5.875%, 5/01/22		842	930,410
SM Energy Co.
6.50%, 1/01/23		72	77,940

			1,545,231

	Principal Amount (000)		U.S. $ Value
Technology - 0.1%
Numericable Group SA
5.375%, 5/15/22 (a)	EUR	274	$398,169

			7,284,889

Utility - 0.4%
Natural Gas - 0.4%
Access Midstream Partners LP/ACMP Finance Corp.
4.875%, 3/15/24	U.S.$	705	744,656
ONEOK, Inc.
4.25%, 2/01/22		1,882	1,882,427
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		251	248,490

			2,875,573

Non Corporate Sectors - 0.1%
Agencies - Government Guaranteed - 0.1%
Bank of Ireland Series MPLE
2.062%, 9/22/15 (c)	CAD	965	870,449

Total Corporates - Non-Investment Grades (cost $20,001,766)			22,507,197

QUASI-SOVEREIGNS - 2.4%
Quasi-Sovereign Bonds - 2.4%
Chile - 0.1%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a)	U.S.$	545	575,587

China - 0.3%
Sinopec Group Overseas Development 2013 Ltd.
4.375%, 10/17/23 (a)		1,835	1,902,695

Indonesia - 0.3%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (a)		2,009	2,109,450

Kazakhstan - 0.2%
KazMunayGas National Co. JSC
7.00%, 5/05/20 (a)		1,426	1,622,075

Malaysia - 0.4%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		2,675	3,038,947

Mexico - 0.3%
Petroleos Mexicanos
3.50%, 7/18/18-1/30/23		2,121	2,161,004

South Korea - 0.4%
Korea National Oil Corp.
3.125%, 4/03/17 (a)		2,845	2,961,013

	Principal Amount (000)		U.S. $ Value
United Arab Emirates - 0.4%
IPIC GMTN Ltd.
3.75%, 3/01/17 (a)	U.S.$	2,815	$2,990,938

Total Quasi-Sovereigns (cost $16,159,149)			17,361,709

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.3%
Non-Agency Fixed Rate - 1.0%
Alternative Loan Trust
Series 2006-J1, Class 1A13
5.50%, 2/25/36		778	706,248
CHL Mortgage Pass-Through Trust
Series 2006-13, Class 1A18
6.25%, 9/25/36		1,131	1,053,740
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.52%, 5/25/35		783	771,823
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-HYB2, Class 3A1
2.646%, 2/25/47		1,549	1,291,047
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		1,203	1,020,965
GE Equipment Small Ticket LLC
Series 2014-1A, Class A2
0.59%, 8/24/16 (a)		1,614	1,614,430
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
3.013%, 7/25/36		413	310,605
Residential Funding Mortgage Securities I
Series 2005-SA3, Class 3A
2.745%, 8/25/35		29	27,386

			6,796,244

Non-Agency Floating Rate - 0.7%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.342%, 12/25/36 (c)		2,058	1,275,049
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.402%, 3/25/35 (c)		1,069	917,877
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1
0.272%, 7/25/36 (c)		1,550	1,208,307
Series 2006-AR27, Class 2A2
0.352%, 10/25/36 (c)		1,634	1,409,132
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-OA1, Class A1A
0.823%, 2/25/47 (c)		77	63,524

			4,873,889

	Principal Amount (000)		U.S. $ Value
GSE Risk Share Floating Rate - 0.6%
Fannie Mae Connecticut Avenue Securities
Series 2014-C01, Class M2
4.552%, 1/25/24 (c)	U.S.$	858	$978,549
Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.402%, 11/25/23(c)		1,760	1,954,265
Series 2014-DN1, Class M3
4.652%, 2/25/24 (c)		1,260	1,444,003

			4,376,817

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.667%, 5/28/35		323	290,249

Total Collateralized Mortgage Obligations (cost $15,951,059)			16,337,199

INFLATION-LINKED SECURITIES - 2.0%
United States - 2.0%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS) (cost $14,554,770)		14,186	14,607,388

GOVERNMENTS - SOVEREIGN BONDS - 0.7%
Indonesia - 0.1%
Indonesia Government International Bond
3.375%, 4/15/23 (a)		620	575,050

Poland - 0.0%
Poland Government International Bond
3.875%, 7/16/15		73	75,482

Qatar - 0.4%
Qatar Government International Bond
4.50%, 1/20/22 (a)		2,532	2,782,162

Turkey - 0.2%
Turkey Government International Bond
4.875%, 4/16/43		1,821	1,710,028

Total Governments - Sovereign Bonds (cost $4,999,976)			5,142,722

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.4%
United States - 0.4%
California GO
7.625%, 3/01/40 (cost $2,036,273)		1,965	2,898,846

Company	Shares		U.S. $ Value
PREFERRED STOCKS - 0.3%
Financial Institutions - 0.3%
Banking - 0.1%
State Street Corp.
Series D
5.90%		17,075	$447,365

Insurance - 0.2%
Allstate Corp. (The)
5.10%		82,828	2,081,468

Total Preferred Stocks (cost $2,640,039)			2,528,833

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.3%
Industrial - 0.3%
Communications - Telecommunications - 0.1%
Comcel Trust
6.875%, 2/06/24 (a)	U.S.$	355	383,400

Consumer Non-Cyclical - 0.1%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)		945	1,015,875

Energy - 0.1%
Pacific Rubiales Energy Corp.
5.125%, 3/28/23 (a)		554	548,676

			1,947,951

Non Corporate Sectors - 0.0%
Agencies - Not Government Guaranteed - 0.0%
Israel Electric Corp., Ltd.
7.75%, 12/15/27 (a)		265	307,857

Total Emerging Markets - Corporate Bonds (cost $2,114,049)			2,255,808

GOVERNMENTS - SOVEREIGN AGENCIES - 0.1%
Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		508	525,404

Germany - 0.0%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17		45	49,951

United Kingdom - 0.0%
Royal Bank of Scotland Group PLC
5.00%, 10/01/14		125	126,174

Total Governments - Sovereign Agencies (cost $679,420)			701,529

Company	Shares		U.S. $ Value
SHORT-TERM INVESTMENTS - 15.7%
Investment Companies - 12.5%
AllianceBerstein Fixed-Income Shares Inc. - Government STIF Portfolio, 0.07% (f)(g) (cost $89,629,129)		89,629,129	$89,629,129

	Principal Amount (000)
Governments - Treasuries - 2.9%
Japan Treasury Discount Bill
Series 448 Zero Coupon, 7/28/14 (cost $20,591,707)	JPY	2,100,000	20,728,911

Governments - Sovereign Agencies - 0.3%
Federal Home Loan Bank Zero Coupon, 7/16/14 (cost $2,299,964)	U.S.$	2,300	2,299,970

Total Short-Term Investments (cost $112,520,800)			112,658,010

Total Investments - 114.0% (cost $789,629,075) (h)			819,099,872
Other assets less liabilities - (14.0)% (i)			(100,891,796)

Net Assets - 100.0%			$718,208,076

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	119	September 2014	$16,204,646	$16,325,312	$120,666
U.S. T-Note 5 Yr (CBT) Futures	15	September 2014	1,790,767	1,791,914	1,147
Sold Contracts
U.S. T-Note 10 Yr (CBT) Futures	17	September 2014	2,126,301	2,127,922	(1,621)
U.S. T-Note 2 Yr (CBT) Futures	27	September 2014	5,931,941	5,929,031	2,910

					$123,102

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	CAD	4,493	USD	4,104	7/11/14	$(106,193)
BNP Paribas SA	GBP	578	USD	981	8/21/14	(8,313)
Deutsche Bank AG	AUD	200	USD	184	7/18/14	(4,455)
Goldman Sachs Bank USA	BRL	18,579	USD	8,435	7/02/14	26,724
Goldman Sachs Bank USA	USD	8,328	BRL	18,579	7/02/14	80,485

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	BRL	7,541	USD	3,378	8/04/14	$(3,105)
HSBC Bank USA	JPY	2,100,000	USD	20,578	7/28/14	(155,650)
Royal Bank of Scotland PLC	CAD	875	USD	804	7/11/14	(15,589)
State Street Bank & Trust Co.	EUR	4,553	USD	6,201	7/11/14	(33,771)
State Street Bank & Trust Co.	USD	51	MXN	668	7/24/14	(15)
UBS AG	BRL	18,578	USD	8,168	7/02/14	(240,294)
UBS AG	USD	8,435	BRL	18,578	7/02/14	(26,724)

						$(486,900)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2014	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)%	2.71%	$10,890	$(1,015,469)	$(623,120)
CDX-NAIG Series 22, 5 Year Index, 06/20/19*	(1.00)	0.58	21,840	(440,036)	(115,852)

				$(1,455,505)	$(738,972)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	AUD	15,960	1/13/17	3 Month BBR	3.170%	$137,910
Morgan Stanley & Co., LLC/(CME Group)	NZD	21,030	4/29/17	3 Month BKBM	4.274%	(8,693)
Morgan Stanley & Co., LLC/(CME Group)	USD	3,220	6/25/21	2.243%	3 Month LIBOR	(17,894)
Morgan Stanley & Co., LLC/(CME Group)		14,500	11/04/23	2.691%	3 Month LIBOR	(248,048)
Morgan Stanley & Co., LLC/(CME Group)		4,500	1/14/24	2.980%	3 Month LIBOR	(224,949)
Morgan Stanley & Co., LLC/(CME Group)		3,970	2/14/24	2.889%	3 Month LIBOR	(153,387)
Morgan Stanley & Co., LLC/(CME Group)		5,670	4/28/24	2.817%	3 Month LIBOR	(138,369)

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	USD	3,200	5/29/24	3 Month LIBOR	2.628	$13,439
Morgan Stanley & Co., LLC/(CME Group)		2,000	9/25/43	3 Month LIBOR	3.722%	185,045

						$(454,946)

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$11,590	1/30/17	1.059%	3 Month LIBOR	$(117,670)
JPMorgan Chase Bank, NA	12,780	2/07/22	2.043%	3 Month LIBOR	119,151

					$1,481

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International:
Anadarko Petroleum Corp., 5.95%, 9/15/16, 9/20/17*	1.00%	0.20%	$3,000	$78,640	$(68,053)	$146,693
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	1.14	767	(5,837)	(10,578)	4,741
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	1.14	450	(3,423)	(5,432)	2,009
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	1.14	310	(2,359)	(4,267)	1,908
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	1.14	313	(2,377)	(4,204)	1,827

				$64,644	$(92,534)	$157,178

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity	U.S. $ Value at June 30, 2014
HSBC†	(1.35	)%*	—	$4,414,420
JP Morgan Chase†	(0.50	)%*	—	1,483,969

				$5,898,389

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2014
*	Interest payment due from counterparty.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the aggregate market value of these securities amounted to $139,720,613 or 19.5% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $5,912,840.
(c)	Floating Rate Security. Stated interest rate was in effect at June 30, 2014.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Variable rate coupon, rate shown as of June 30, 2014.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of June 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $31,386,283 and gross unrealized depreciation of investments was $(1,915,486), resulting in net unrealized appreciation of $29,470,797.
(i)	An amount of U.S. 196,941 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2014.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BBR	-	Bank of England Base Rate
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
FHLMC	-	Federal Home Loan Mortgage Corporation

GO	-	General Obligation
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund II, Inc. - Intermediate Duration Institutional Portfolio

June 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2014:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grades	$	– 0	–	$172,164,776		$	– 0	–	$172,164,776
Mortgage Pass-Throughs		– 0	–	149,909,267			– 0	–	149,909,267
Asset-Backed Securities		– 0	–	101,972,548			10,896,230		112,868,778
Governments - Treasuries		– 0	–	87,022,235			– 0	–	87,022,235
Commercial Mortgage-Backed Securities		– 0	–	60,675,305			5,112,357		65,787,662
Agencies		– 0	–	34,347,913			– 0	–	34,347,913
Corporates - Non-Investment Grades		– 0	–	22,507,197			– 0	–	22,507,197
Quasi-Sovereigns		– 0	–	17,361,709			– 0	–	17,361,709
Collateralized Mortgage Obligations		– 0	–	290,249			16,046,950		16,337,199
Inflation - Linked Securities		– 0	–	14,607,388			– 0	–	14,607,388
Governments - Sovereign Bonds		– 0	–	5,142,722			– 0	–	5,142,722
Local Governments - Municipal Bonds		– 0	–	2,898,846			– 0	–	2,898,846
Preferred Stocks		2,528,833		– 0	–		– 0	–	2,528,833

Emerging Markets - Corporate Bonds	– 0	–	2,255,808		– 0	–	2,255,808
Governments - Sovereign Agencies	– 0	–	701,529		– 0	–	701,529
Short-Term Investments:
Investment Companies	89,629,129		– 0	–	– 0	–	89,629,129
Governments - Treasuries	– 0	–	20,728,911		– 0	–	20,728,911
Governments - Sovereign Agencies	– 0	–	2,299,970		– 0	–	2,299,970

Total Investments in Securities	92,157,962		694,886,373		32,055,537		819,099,872

Other Financial Instruments*:
Assets:
Futures	124,723		– 0	–	– 0	–	124,723
Forward Currency Exchange Contracts	– 0	–	107,209		– 0	–	107,209
Centrally Cleared Interest Rate Swaps	– 0	–	336,394		– 0	–	336,394
Interest Rate Swaps	– 0	–	119,151		– 0	–	119,151
Credit Default Swaps	– 0	–	157,178		– 0	–	157,178
Liabilities:
Futures	(1,621)		– 0	–	– 0	–	(1,621)
Forward Currency Exchange Contracts	– 0	–	(594,109)		– 0	–	(594,109)
Centrally Cleared Credit Default Swaps	– 0	–	(738,972)		– 0	–	(738,972)
Centrally Cleared Interest Rate Swaps	– 0	–	(791,340)		– 0	–	(791,340)
Interest Rate Swaps	– 0	–	(117,670)		– 0	–	(117,670)

Total+	$92,281,064		$693,364,214		$32,055,537		$817,700,815

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 9/30/13	$8,916,081		$3,858,909		$10,167,977
Accrued discounts/(premiums)	22,715		(1,733)		66,154
Realized gain (loss)	52,155		70,335		(718,386)
Change in unrealized appreciation/depreciation	118,637		(45,437)		1,620,492
Purchases	6,227,717		4,241,477		7,317,402
Sales	(4,441,075)		(3,011,194)		(2,406,689)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 6/30/14	$10,896,230		$5,112,357		$16,046,950

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/14	$115,982		$36,686		$806,856

	Bank Loans			Total
Balance as of 9/30/13		$624,375		$23,567,342
Accrued discounts/(premiums)		– 0	–	87,136
Realized gain (loss)		(12,575)		(608,471)
Change in unrealized appreciation/depreciation		125,625		1,819,317
Purchases		– 0	–	17,786,596
Sales		(737,425)		(10,596,383)
Transfers in to Level 3		– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–

Balance as of 6/30/14	$	– 0	–	$32,055,537

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/14	$	– 0	–	$959,524

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at June 30, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Asset-Backed Securities	$10,896,230	Third Party Vendor	Evaluated Quotes	$70.27 – $102.04/$95.84
Commercial Mortgage-Backed Securities	$2,679,186	Third Party Vendor	Evaluated Quotes	$108.48/N/A
	$2,433,171	Qualitative Assessment	Transaction Price	$100.00/N/A
Collateralized Mortgage Obligations	$16,046,950	Third Party Vendor	Evaluated Quotes	$61.94 – $114.60/$93.03

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sanford C. Bernstein Fund II, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 22, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 22, 2014